Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Pacific Basin Fund - Fidelity Pacific Basin Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 114
3 years	356
5 years	617
10 years	$ 1,363